Receivables from Financial Services - Changes in Allowance for Credit Losses on Receivables from Financial Services (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Retail [member]
Disclosure of financial assets [line items]
Balance at beginning of year	¥ 60,241	¥ 39,760	¥ 36,675
Remeasurement	(4,778)	54,833	33,873
Write-offs	(20,733)	(31,436)	(30,986)
Exchange differences on translating foreign operations	(444)	(2,916)	198
Balance at end of year	34,286	60,241	39,760
Finance lease [member]
Disclosure of financial assets [line items]
Balance at beginning of year	690	730	821
Remeasurement	142	142	92
Write-offs	(107)	(130)	(125)
Exchange differences on translating foreign operations	88	(52)	(58)
Balance at end of year	813	690	730
Wholesale [member]
Disclosure of financial assets [line items]
Balance at beginning of year	2,537	2,713	1,906
Remeasurement	(402)	1,905	755
Write-offs	18	(1,784)	153
Exchange differences on translating foreign operations	114	(297)	(101)
Balance at end of year	2,267	2,537	2,713
Financial Services receivables [member]
Disclosure of financial assets [line items]
Balance at beginning of year	63,468	43,203	39,402
Remeasurement	(5,038)	56,880	34,720
Write-offs	(20,822)	(33,350)	(30,958)
Exchange differences on translating foreign operations	(242)	(3,265)	39
Balance at end of year	37,366	63,468	43,203
Previously stated [member] | Retail [member]
Disclosure of financial assets [line items]
Balance at beginning of year			32,076
Previously stated [member] | Finance lease [member]
Disclosure of financial assets [line items]
Balance at beginning of year			821
Previously stated [member] | Wholesale [member]
Disclosure of financial assets [line items]
Balance at beginning of year			1,906
Previously stated [member] | Financial Services receivables [member]
Disclosure of financial assets [line items]
Balance at beginning of year			34,803
Effect of changes in accounting policy [member] | Retail [member]
Disclosure of financial assets [line items]
Balance at beginning of year			4,599
Effect of changes in accounting policy [member] | Finance lease [member]
Disclosure of financial assets [line items]
Balance at beginning of year
Effect of changes in accounting policy [member] | Wholesale [member]
Disclosure of financial assets [line items]
Balance at beginning of year
Effect of changes in accounting policy [member] | Financial Services receivables [member]
Disclosure of financial assets [line items]
Balance at beginning of year			4,599
12-month expected credit losses [member] | Retail [member]
Disclosure of financial assets [line items]
Balance at beginning of year	26,655	22,612	20,574
Remeasurement	(3,286)	5,547	1,778
Write-offs
Exchange differences on translating foreign operations	111	(1,504)	250
Balance at end of year	23,480	26,655	22,612
12-month expected credit losses [member] | Finance lease [member]
Disclosure of financial assets [line items]
Balance at beginning of year	481	534	604
Remeasurement	(65)	(15)	(19)
Write-offs
Exchange differences on translating foreign operations	54	(38)	(51)
Balance at end of year	470	481	534
12-month expected credit losses [member] | Wholesale [member]
Disclosure of financial assets [line items]
Balance at beginning of year	1,437	1,419	1,553
Remeasurement	160	127	(49)
Write-offs
Exchange differences on translating foreign operations	144	(109)	(85)
Balance at end of year	1,741	1,437	1,419
12-month expected credit losses [member] | Financial Services receivables [member]
Disclosure of financial assets [line items]
Balance at beginning of year	28,573	24,565	22,731
Remeasurement	(3,191)	5,659	1,720
Write-offs
Exchange differences on translating foreign operations	309	(1,651)	114
Balance at end of year	25,691	28,573	24,565
Lifetime expected credit losses [member] | Not credit impaired [member] | Retail [member]
Disclosure of financial assets [line items]
Balance at beginning of year	26,632	10,407	9,543
Remeasurement	(20,319)	16,637	579
Write-offs
Exchange differences on translating foreign operations	(390)	(412)	285
Balance at end of year	5,923	26,632	10,407
Lifetime expected credit losses [member] | Not credit impaired [member] | Finance lease [member]
Disclosure of financial assets [line items]
Balance at beginning of year	96	72	78
Remeasurement	71	29	(3)
Write-offs
Exchange differences on translating foreign operations	17	(5)	(3)
Balance at end of year	184	96	72
Lifetime expected credit losses [member] | Not credit impaired [member] | Wholesale [member]
Disclosure of financial assets [line items]
Balance at beginning of year	318	329	309
Remeasurement	(270)	2	35
Write-offs
Exchange differences on translating foreign operations	14	(13)	(15)
Balance at end of year	62	318	329
Lifetime expected credit losses [member] | Not credit impaired [member] | Financial Services receivables [member]
Disclosure of financial assets [line items]
Balance at beginning of year	27,046	10,808	9,930
Remeasurement	(20,518)	16,668	611
Write-offs
Exchange differences on translating foreign operations	(359)	(430)	267
Balance at end of year	6,169	27,046	10,808
Lifetime expected credit losses [member] | Credit impaired [member] | Retail [member]
Disclosure of financial assets [line items]
Balance at beginning of year	6,954	6,741	6,558
Remeasurement	18,827	32,649	31,506
Write-offs	(20,733)	(31,436)	(30,986)
Exchange differences on translating foreign operations	(165)	(1,000)	(337)
Balance at end of year	4,883	6,954	6,741
Lifetime expected credit losses [member] | Credit impaired [member] | Finance lease [member]
Disclosure of financial assets [line items]
Balance at beginning of year	113	124	139
Remeasurement	136	128	114
Write-offs	(107)	(130)	(125)
Exchange differences on translating foreign operations	17	(9)	(4)
Balance at end of year	159	113	124
Lifetime expected credit losses [member] | Credit impaired [member] | Wholesale [member]
Disclosure of financial assets [line items]
Balance at beginning of year	782	965	44
Remeasurement	(292)	1,776	769
Write-offs	18	(1,784)	153
Exchange differences on translating foreign operations	(44)	(175)	(1)
Balance at end of year	464	782	965
Lifetime expected credit losses [member] | Credit impaired [member] | Financial Services receivables [member]
Disclosure of financial assets [line items]
Balance at beginning of year	7,849	7,830	6,741
Remeasurement	18,671	34,553	32,389
Write-offs	(20,822)	(33,350)	(30,958)
Exchange differences on translating foreign operations	(192)	(1,184)	(342)
Balance at end of year	¥ 5,506	¥ 7,849	¥ 7,830